Short-Term and Long-Term Debts	6 Months Ended
Jun. 30, 2026
Short-Term and Long-Term Debts [Abstract]
Short-term and long-term debts

13. Short-term and long-term debts

Short-term debts

Starting from September 2023, the Company entered into multiple short-term loan agreements with banks for working capital and general business purposes. As of June 30, 2026, the loans bear a weighted average interest rate of 3.5% and weighted average years to maturity of 0.15 year. During the six months ended June 30, 2025 and 2026, the Company borrowed RMB15,000,000 and nil, and repaid nil and RMB20,000,000, respectively. The guaranty information of the Company’s outstanding short-term loans as of December 31, 2025 and June 30, 2026 consist of the following:

	As of December 31, 2025	As of June 30, 2026
		(Unaudited)
	RMB	RMB
Guaranteed by Mr. Jianping Kong, the principal shareholder, chairman and chief executive officer, Mr. Qifeng Sun, the principal shareholder and vice chairman, and two subsidiaries within the Company’s organizational structure	18,000,000	18,000,000
Guaranteed by Mr. Jianping Kong and one subsidiary within the Company’s organizational structure	15,000,000	5,000,000
Guaranteed by the Mr. Jianping Kong, one subsidiary within the Company’s organizational structure, and a third party financial institution	10,000,000	—

As of December 31, 2025 and June 30, 2026, the maximum liability of the guarantee provided by the subsidiaries of the Company was RMB45.5 million in total for the short-term debts above.

Long-term debts

On August 11, 2022, the Company entered into a line of credit agreement with Zhejiang Shaoxing Ruifeng Rural Commercial Bank for a credit line up to RMB100,000,000 with a due date on July 25, 2030. In June 2023, the credit line was increased to a maximum amount of RMB148,000,000, with guarantee provided by Mr. Jianping Kong starting from July 2023. In April 2024, the credit line was increased to a maximum amount of RMB198,000,000, with additional pledge by the Company’s property, plant and equipment. During the six months ended June 30, 2025 and 2026, the Company borrowed RMB6,216,127 and RMB8,256,791 under the credit line and repaid RMB2,650,000 and RMB3,420,000, respectively. The outstanding loans bear a weighted average interest rate of 5.07% with repayment dates for parts of the loan ranging from December 20, 2026 to July 25, 2030. The loans are pledged by the property, plant and equipment and land use right of the Company (mentioned in Note 9 and Note 10).

As of June 30, 2026, the future maturities of long-term debts are as below:

Years Ended December 31,	Principal Repayment
(Unaudited)
RMB
Remaining of 2026	3,470,000
2027	8,430,000
2028	9,970,000
2029	11,510,000
2030	149,249,625
Thereafter	—
Total	182,629,625